Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000213732
Shareholder Report [Line Items]
Fund Name	HCM Defender 100 Index ETF
Trading Symbol	QQH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmetfs.com. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	www.howardcmetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$45	0.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 566,236,995
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,015,404
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$566,236,995 Number of Portfolio Holdings94 Advisory Fee $2,015,404 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.0%
Exchange-Traded Funds	19.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares UltraPro QQQ	18.9%
Apple, Inc.	13.0%
Microsoft Corporation	10.9%
NVIDIA Corporation	5.0%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	4.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000213733
Shareholder Report [Line Items]
Fund Name	HCM Defender 500 Index ETF
Trading Symbol	LGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmetfs.com. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	www.howardcmetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$45	0.87%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 444,949,616
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 1,632,038
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$444,949,616 Number of Portfolio Holdings455 Advisory Fee $1,632,038 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.9%
Exchange-Traded Funds	18.1%
Right	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X	18.2%
Apple, Inc.	7.6%
NVIDIA Corporation	6.7%
Microsoft Corporation	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.0%
JPMorgan Chase & Company	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.